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[SECURITY BENEFIT LOGO]

May 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV (EliteDesigns) Post Effective Amendment Nos. 2 and 30 File Nos.: 333-138540 and 811-10011

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XIV - EliteDesigns does not differ from that contained in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Post-Effective Amendment No. 30 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 29, 2007.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President, Associate General Counsel and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001